Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Contract liabilities	$ 6,491	$ 6,111	$ 5,674
Period of revenue to be recognized	1 year